Related Party Transactions - Schedule of Amounts Owed From and to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 17,960	$ 2,630	¥ 7,940
Guangdong Country Garden Vocational Education School
Related Party Transaction [Line Items]
Amounts due from related parties	25		14
Guangdong Giant Leap Construction Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			5,026
Foshan Shunde Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	4,172
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	735		321
Huidong Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	3,445		1,809
Changsha Ningxiang Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	2,186		208
Kaiping Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,590
Zengcheng Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	948
Szeto Kwok Kin, Daniel
Related Party Transaction [Line Items]
Amounts due from related parties	999
Can-Achieve Global Edutour Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	2,505
Others
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 1,355		¥ 562